Acquisition - Additional Information (Details)	Apr. 06, 2021 shares
Merger Agreement with Merger Sub and Better Therapeutics | BETTER THERAPEUTICS OPCO [Member]
Acquisition [Line Items]
Consideration (in shares)	15,000,000